Financial liabilities - Disclosure of conditional advances (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Conditional advances	€ 0	€ 0		€ 6,771
RNP VIR – Bpifrance
Disclosure of detailed information about borrowings [line items]
Conditional advances	0	0	€ 2,945	4,232
CARENA – Bpifrance
Disclosure of detailed information about borrowings [line items]
Conditional advances	0	0	€ 3,255	2,485
EBOLA – Bpifrance
Disclosure of detailed information about borrowings [line items]
Conditional advances	€ 0	€ 0		€ 55